Share based compensation - SOP 2019 valuation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y shares	Dec. 31, 2021 USD ($) € / shares shares	Dec. 31, 2020 USD ($)
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per share | € / shares		€ 1.00
Options waiting period	4 years
Number of shares per option | shares	1
Number of ordinary shares per ADS | shares	2	2
Total share-based payment expense recognized | $	$ 3,600,000		$ 100,000
Cash Settled Stock Options 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per share | € / shares		€ 5.70
Exercise price per share | € / shares		€ 1.00
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected volatility	55.00%
Granted, fair value | $	$ 4.57	€ 4.57
Expected life (years) | Y	1.4
Conversion ratio between ordinary shares and American Depositary Shares	2
Number of ADS per option | shares	1